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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Roger H. Jenswold & Company Inc.
                 -------------------------------
   Address:      5847 San Felipe Suite 1212
                 -------------------------------
                 Houston, TX 77057
                 -------------------------------

Form 13F File Number: 28-03940
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Janice Darden
         -------------------------------
Title:   Office Admin
         -------------------------------
Phone:   713-789-9060
         -------------------------------

Signature, Place, and Date of Signing:

          Janice Darden                 Houston Texas       11/14/2007
   ---------------------------        -----------------   -------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                        --------------------

Form 13F Information Table Entry Total:                   59
                                        --------------------

Form 13F Information Table Value Total: $            127,190
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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                           FORM 13F INFORMATION TABLE

                                  TITLE                  VALUE    SHARES/  SH/   PUT/    INVSTMT   OTHER      VOTING AUTHORITY
       NAME OF ISSUER           OF CLASS     CUSIP NO   (x$1000)  PRN AMT  PRN   CALL    DSCRETN  MANAGERS  SOLE    SHARED  NONE
----------------------------  ------------   ---------  --------  -------  ---  -------  -------  --------  ----    ------  ----
AES CORPORATION               COM            00130H105       244    12200  SH   DEFINED               2500     0     9700
ABBOTT LABORATORIES           COM              2824100      3964    73936  SH   DEFINED              39486     0    34450
AMERICAN FINANCIAL RLTY TR    COM            02607P305       973   120825  SH   DEFINED              72375     0    48450
AMERICAN INTL GROUP INC       COM             26874107      5264    77818  SH   DEFINED              43987     0    33831
AMGEN INC                     COM             31162100      1659    29319  SH   DEFINED              13300     0    16019
ANADARKO PETROLEUM CORP       COM             32511107      3070    57125  SH   DEFINED              30425     0    26700
ANHEUSER BUSCH COS INC        COM             35229103      2731    54625  SH   DEFINED              28900     0    25725
AVNET INC                     COM             53807103       865    21704  SH   DEFINED               7177     0    14527
BANK OF AMERICA CORP          COM             60505104       431     8572  SH   DEFINED               4152     0     4420
BED BATH AND BEYOND           COM             75896100      1522    44605  SH   DEFINED              20450     0    24155
BENCHMARK ELECTRONICS INC     COM            08160H101       786    32942  SH   DEFINED              15750     0    17192
CELGENE CORPORATION           COM            151020104      3646    51125  SH   DEFINED              23725     0    27400
CHEVRON CORP NEW              COM            166764100       282     3016  SH   DEFINED               2620     0      396
CISCO SYS INC                 COM            17275R102      4018   121270  SH   DEFINED              50175     0    71095
CITIGROUP INC                 COM            172967101      2482    53173  SH   DEFINED              28480     0    24693
COCA-COLA COMPANY             COM            191216100      4268    74272  SH   DEFINED              41390     0    32882
CONOCOPHILLIPS                COM            20825C104      2692    30672  SH   DEFINED              11496     0    19176
CULLEN FROST BANKERS INC      COM            229899109       351     7000  SH   DEFINED               2600     0     4400
EMC CORPORATION MASS          COM            268648102       720    34610  SH   DEFINED              11820     0    22790
ENSCO INTL INC                COM            26874Q100       224     4000  SH   SOLE                  4000     0        0
EXXON MOBIL CORP              COM            30231G102      8235    88968  SH   DEFINED              53920     0    35048
FIFTH THIRD BANCORP           COM            316773100      2857    84320  SH   DEFINED              36900     0    47420
FIRST MARBLEHEAD              COM            320771108      3254    85790  SH   DEFINED              48006     0    37784

GENERAL ELEC CO               COM            369604103      2432    58747  SH   DEFINED              22007     0    36740
GENZYME CORPORATION           COM            372917104       496     7999  SH   DEFINED               3199     0     4800
HCC INSURANCE HLDGS INC       COM            404132102      5331   186135  SH   DEFINED              87668     0    98467
HALLIBURTON CO                COM            406216101       597    15557  SH   DEFINED               8309     0     7248
HARLEY DAVIDSON               COM            412822108      3246    70255  SH   DEFINED              37445     0    32810
JACK HENRY & ASSOC INC        COM            426281101      3565   137845  SH   DEFINED              70500     0    67345
HESS CORP                     COM            42809H107      1499    22525  SH   DEFINED               9322     0    13203
HONEYWELL INTERNATIONAL INC   COM            438516106      2723    45795  SH   DEFINED              18130     0    27665
INTEL CORP                    COM            458140100      2839   109775  SH   DEFINED              58540     0    51235
INTERNATIONAL BUSINESS MACH.  COM            459200101      4535    38494  SH   DEFINED              22429     0    16065
JPMORGAN CHASE & CO           COM            46625H100       499    10900  SH   DEFINED               3800     0     7100
JOHNSON & JOHNSON             COM            478160104      4092    62279  SH   DEFINED              33229     0    29050
MBIA INCORPORATED             COM            55262C100      4657    76286  SH   DEFINED              37081     0    39205
MASCO CORPORATION             COM            574599106       358    15450  SH   DEFINED               8000     0     7450
MICROSOFT CORP                COM            594918104      3238   109925  SH   DEFINED              52071     0    57854
NUVEEN REAL ESTATE INCOME FD  FUND           67071B108       945    41800  SH   DEFINED              30400     0    11400
PEPSICO INC                   COM            713448108       656     8950  SH   DEFINED               3450     0     5500
PIONEER NATURAL RESOURCES     COM            723787107       918    20400  SH   DEFINED               8100     0    12300
PROCTER & GAMBLE CO           COM            742718109       206     2922  SH   DEFINED                875     0     2047
PROSPERITY BANCSHARES INC     COM            743606105      2131    64253  SH   DEFINED              34639     0    29614
RUSH ENTERPRISES CLASS A      COM            781846209      3445   135910  SH   DEFINED              69710     0    66200
S&P 500 EQUAL WGT. RYDEX ETF  COM            78355W106      5193   103884  SH   DEFINED              67212     0    36672
S&P 500 EQ WGT ENERGY RYDEX   COM            78355W866       507     7925  SH   DEFINED               4995     0     2930
SCHLUMBERGER LIMITED          COM            806857108      1229    11700  SH   DEFINED               5400     0     6300
SIMON PPTY GROUP INC NEW      COM            828806109       320     3200  SH   SOLE                  3200     0        0
STERICYCLE INC                COM            858912108       229     4000  SH   DEFINED                  0     0     4000
TEVA PHARMACEUTICAL ADR 1/10  COM            881624209      5762   129580  SH   DEFINED              64715     0    64865
TEXAS INSTRUMENTS INC         COM            882508104       906    24750  SH   DEFINED               9850     0    14900
3M COMPANY                    COM            88579Y101      4047    43250  SH   DEFINED              22025     0    21225
US BANCORP DEL                COM            902973304       272     8375  SH   DEFINED               3232     0     5143
VMware Inc.                   COM            928563402       468     5500  SH   DEFINED               1500     0     4000
WEINGARTEN REALTY SBI         COM            948741103       564    13606  SH   DEFINED               8250     0     5356
WELLS FARGO & CO (NEW)        COM            949746101       838    23529  SH   DEFINED              10454     0    13075
WRIGLEY COMPANY               COM            982526105      1977    30780  SH   DEFINED              13425     0    17355
WYETH CORP                    COM            983024100      1632    36626  SH   DEFINED              20175     0    16451
ZIONS BANCORP                 COM            989701107       300     4376  SH   DEFINED               2495     0     1881
                                                          127190